Other Current Liabilities and Accrued Expenses	12 Months Ended
Dec. 31, 2025
Other Current Liabilities and Accrued Expenses [Abstract]
OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES	NOTE 7: - OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES
	December 31,
	2025	2024

Royalties - IIA payable	$1,535	$1,378
Accrued commissions	4,150	3,725
Accrued expenses	5,187	5,360
	$10,872	$10,463